100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

August 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	RidgeWorth Funds (the “Registrant”)

(File Nos. 033-45671 and 811-06557)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fixed-Income Prospectuses and Statement of Additional Information of the Registrant, each dated August 1, 2015, do not differ from those contained in Post-Effective Amendment No. 99 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (Amendment No. 101 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on July 29, 2015 (Accession # 0001193125-15-268502).

Please call me at (617) 662-3153 if you have any questions with respect to this certification.

Sincerely,

/s/ Timothy Burdick

Timothy Burdick
Assistant Vice President and Associate Counsel

cc:	Julia Short, President